Segment reporting (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of segment reporting [Line Items]
Revenue	₨ 27,025,675	$ 356,506	₨ 24,319,542	₨ 22,952,067
One Customer of Data center-centric IT services [Member]
Disclosure of segment reporting [Line Items]
Revenue	₨ 3,038,000
More Than [Member]
Disclosure of segment reporting [Line Items]
Percentage of entity's revenue	10.00%	10.00%